Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 229,509	$ 261,937
Accrued liabilities	84,684	50,481
Provisions	93,521	81,852
Total	$ 407,714	$ 394,270